Average Annual Total Returns - AMG Yacktman Focused Fund	Apr. 24, 2021
Class N
Average Annual Return:
1 Year	17.26%
5 Years	13.93%
10 Years	11.77%
Since Inception		[1]
Class N | After Taxes on Distributions
Average Annual Return:
1 Year	14.25%
5 Years	10.46%
10 Years	9.17%
Since Inception		[1]
Class N | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	12.30%
5 Years	10.53%
10 Years	9.10%
Since Inception		[1]
Class I
Average Annual Return:
1 Year	17.52%
5 Years	14.14%
10 Years
Since Inception	12.79%	[1]
Inception Date	Jul. 24, 2012

[1]	Class I and Index performance shown reflects performance since the inception of the Fund's Class I shares on July 24, 2012.